SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Nov. 30, 2023	Nov. 30, 2022
Accounting Changes and Error Corrections [Abstract]
Current			$ 422,230	$ 186,923
Deferred
Income tax provision / (benefit)			$ 422,230	$ 186,923
Income taxes at statutory rate	18.50%	19.00%	21.00%	21.00%
Change in valuation allowance	(18.50%)	(19.00%)	21.00%	41.21%
Other	(0.00%)	(0.00%)	1.48%
Effective tax rate	(0.00%)	(0.00%)	43.48%	62.21%